Note 12 - Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
AAA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 606	€ 687
Percentage available for sale financial assets debt securities	1.00%	1.00%
AA + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 12,331	€ 10,738
Percentage available for sale financial assets debt securities	20.30%	16.20%
AA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 223	€ 507
Percentage available for sale financial assets debt securities	0.40%	0.80%
AA - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 486	€ 291
Percentage available for sale financial assets debt securities	0.80%	0.40%
A+ [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 777	€ 664
Percentage available for sale financial assets debt securities	1.30%	1.00%
A [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 786	€ 683
Percentage available for sale financial assets debt securities	1.30%	1.00%
A - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 22,676	€ 1,330
Percentage available for sale financial assets debt securities	37.40%	2.00%
BBB + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 9,858	€ 35,175
Percentage available for sale financial assets debt securities	16.30%	53.10%
BBB [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 6,972	€ 7,958
Percentage available for sale financial assets debt securities	11.50%	12.00%
BBB - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 3,458	€ 5,583
Percentage available for sale financial assets debt securities	5.70%	8.40%
Bb [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 836	€ 1,564
Percentage available for sale financial assets debt securities	1.40%	2.40%
Without Rating [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 1,589	€ 1,071
Percentage available for sale financial assets debt securities	2.60%	1.60%
Total Exposures [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 60,600	€ 66,251
Percentage available for sale financial assets debt securities	100.00%	100.00%